SHARE BASED COMPENSATION (Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2016 $ / shares
Number of option outstanding
Balance as of January 1, 2016 | shares	14,627,422
Granted | shares	1,760,000
Exercise | shares	(1,259,336)
Forfeited | shares	(472,000)
Balance as of December 31, 2016 | shares	14,656,086
Vested and expected to vest as of December 31, 2016 | shares	10,301,274
Vested and exercisable as of December 31, 2016 | shares	7,268,086
Weighted-Average Exercise Price
Balance as of January 1, 2016 | $ / shares	$ 4.77
Granted | $ / shares	3.29
Exercise | $ / shares	2.07
Forfeited | $ / shares	3.19
Balance as of December 31, 2016 | $ / shares	$ 3.11
Vested and expected to vest as of December 31, 2016 | $ / shares		$ 3.04
Vested and exercisable as of December 31, 2016 | $ / shares		$ 2.92
Weighted-Average Remaining Contractual Term
Balance as of December 31	6 years 5 months 19 days
Vested and expected to vest as of December 31, 2016	5 years 7 months 28 days
Vested and exercisable as of December 31, 2016	4 years 9 months 18 days
Aggregate Intrinsic value
Balance as of December 31 | ¥	$ 75,543,554
Vested and expected to vest as of December 31, 2016 | ¥	59,982,288
Vested and exercisable as of December 31, 2016 | ¥	$ 49,148,244